Other Current Assets - Schedule of Other Current Assets (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017
Other current assets	$ 52,239	$ 13,878
Reimbursable Advance Payments for Acquisitions [Member]
Other current assets	36,364
Other Current Assets [Member]
Other current assets	$ 15,875	$ 13,878